Contingencies, commitments and restrictions on the distribution of profits - Commitments (Details)		1 Months Ended	12 Months Ended
	Jan. 22, 1998	Feb. 28, 1998 item	Dec. 31, 2022 item		Dec. 31, 2021 aircraft
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			53
Argentina | AA2000
Contingencies, commitments and restrictions on the distribution of profits
Number of airports		33	35	[1]
Concession agreement extension period	10 years
Argentina | NQN
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Concession agreement extension period					5 years
Argentina | BBL
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Concession agreement extension period			10 years
Italy | TA (SAT)
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Italy | TA (ADF)
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Brazil | ICASGA
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Concession agreement extension period			5 years
Brazil | ICAB
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Concession agreement extension period			5 years
Uruguay | Puerta del sur
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			7
Number of regional airports | aircraft					6
Concession agreement extension period					20 years
Uruguay | CAISA
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Ecuador | TAGSA
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Concession agreement extension period					2 years
Ecuador | ECOGAL
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Armenia | AIA
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			2
Concesssion agreement extension period description			Option to renew every 5 years

[1]	Includes Termas de Rio Hondo Airport, which pursuant to ORSNA’s Resolution No. 27/2021 has also been incorporated into the AA2000 Concession Agreement.